October 30, 1998





                            PIONEER INDEPENDENCE FUND

                Supplement to Statement of Additional Information
                              Dated March 16, 1998


         Effective November 2, 1998, Pioneering Management Corporation ("PMC") will change its name to Pioneer Investment Management, Inc. Wherever "Pioneering Management Corporation" or "PMC" appears it is replaced by "Pioneer Investment Management, Inc." or "Pioneer Investments," respectively.

































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